Dividends	12 Months Ended
Dec. 31, 2024
Dividends
Dividends
25.	Dividends

Quarterly Dividend Policy

Under the Company’s current dividend policy, the determination to make dividend distributions and the amount of such distributions in any particular quarter will be made at the discretion of the Company’s board of directors and will be based upon its operations and earnings, cash flow, financial condition, capital and other reserve requirements and surplus, any applicable contractual restrictions, the ability of the Company’s PRC subsidiaries to make distributions to their offshore parent companies, and any other conditions or factors which the board deems relevant and having regard to the directors’ fiduciary duties.

Dividends are recognized when declared. There is no significant dividend payable as of December 31, 2023 and 2024, respectively. The cash dividend declared related to the net profits of fiscal year 2023 and fiscal year 2024 was RMB11.7 billion and RMB11.8 billion (US$1.6 billion) in total, respectively.